PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) $ in Thousands	Dec. 31, 2024 USD ($) aircraft	Dec. 31, 2023 USD ($)	Sep. 08, 2022 aircraft	Aug. 12, 2022 aircraft	Jun. 29, 2022 aircraft	May 18, 2022 aircraft	Apr. 14, 2022 aircraft	Mar. 22, 2022 aircraft	Mar. 18, 2022 aircraft	Mar. 17, 2022 aircraft	Feb. 23, 2022 aircraft	Nov. 03, 2021 aircraft	Jun. 24, 2021 aircraft	Jun. 17, 2021 aircraft	May 14, 2021 aircraft	Apr. 23, 2021 aircraft	Jan. 29, 2021 aircraft
Disclosure of detailed information about property, plant and equipment [line items]
Indirect existing debt | $	$ 897,783	$ 898,166
Indirect book value | $	$ 1,734,431	$ 1,925,069
Number of aircraft purchase	100
787 Dreamliner
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchase	15
Manufacturers price property, plant and equipment | $	$ 6,500,000
787 Dreamliner | AerCap Holdings N.V.
Disclosure of detailed information about property, plant and equipment [line items]
Aircrafts expected to be received	4
A-320-Neo
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchase	85
A-320-Neo | China Aircraft Leasing Group Holdings Limited
Disclosure of detailed information about property, plant and equipment [line items]
Aircrafts expected to be received	3
A-320-Neo | BOC Aviation Limited
Disclosure of detailed information about property, plant and equipment [line items]
Aircrafts expected to be received	1
A-320-Neo | Maverick Leasing (Ireland) DAC
Disclosure of detailed information about property, plant and equipment [line items]
Aircrafts expected to be received	3
A-320-Neo | Jackson Square Aviation Ireland Limited
Disclosure of detailed information about property, plant and equipment [line items]
Aircrafts expected to be received	4
A-321 XLR
Disclosure of detailed information about property, plant and equipment [line items]
Debtor assets, contracts and leases rejected			2	3
A-321 XLR | Air Lease Corporation
Disclosure of detailed information about property, plant and equipment [line items]
Aircrafts expected to be received	5
A-330 | WAMOS Air S.A.
Disclosure of detailed information about property, plant and equipment [line items]
Aircrafts expected to be received	1
Airbus A320
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchase	85
Manufacturers price property, plant and equipment | $	$ 13,900,000
Debtor assets, contracts and leases rejected																	2
A350-941
Disclosure of detailed information about property, plant and equipment [line items]
Debtor assets, contracts and leases rejected													3	1		1
A-350
Disclosure of detailed information about property, plant and equipment [line items]
Debtor assets, contracts and leases rejected															6
Rolls-Royce Trent XWB-84K engine
Disclosure of detailed information about property, plant and equipment [line items]
Debtor assets, contracts and leases rejected												1
Rolls-Royce International Aero Engine AG V2527M
Disclosure of detailed information about property, plant and equipment [line items]
Debtor assets, contracts and leases rejected												1
International Aero Engines AG V2527-A5 Engine
Disclosure of detailed information about property, plant and equipment [line items]
Debtor assets, contracts and leases rejected								1
A-330-200
Disclosure of detailed information about property, plant and equipment [line items]
Debtor assets, contracts and leases rejected						10
A350-900
Disclosure of detailed information about property, plant and equipment [line items]
Debtor assets, contracts and leases rejected						9
B-787-9
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchase	15
Debtor assets, contracts and leases rejected					4	4					2
B-787-8
Disclosure of detailed information about property, plant and equipment [line items]
Debtor assets, contracts and leases rejected						2
A-321-Neo
Disclosure of detailed information about property, plant and equipment [line items]
Debtor assets, contracts and leases rejected										2
A-321-NX
Disclosure of detailed information about property, plant and equipment [line items]
Debtor assets, contracts and leases rejected									2	3
A-321-200Neo
Disclosure of detailed information about property, plant and equipment [line items]
Debtor assets, contracts and leases rejected										2
A-320-233
Disclosure of detailed information about property, plant and equipment [line items]
Debtor assets, contracts and leases rejected							1